Document and Entity Information	3 Months Ended
	Mar. 31, 2012	May 15, 2012
Document And Entity Information
Entity Registrant Name	I-LEVEL MEDIA GROUP INC
Entity Central Index Key	0001355559
Document Type	10-Q
Document Period End Date	Mar 31, 2012
Amendment Flag	true
Amendment Description	Amendment to include XBRL
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		75,918,825
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012

Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Current Assets
Cash
Total Assets
Current Liabilities
Accounts payable	120,657	145,822
Accrued expenses	15,746	44,000
Due to related party	35,000	103,000
Notes payable	548,793	534,478
Total Current Liabilities	720,196	827,300
Stockholders' Deficit
Common Stock, 1,000,000,000 shares authorized, $0.001 par value 75,918,825 and 13,918,825 issued and outstanding, respectively	75,919	13,919
Additional Paid-in Capital	4,535,075	4,473,075
Foreign Currency Translation	(4,461)	(4,089)
Deficit Accumulated During the Development Stage	(5,326,729)	(5,310,205)
Total Stockholders' Deficit	(720,196)	(827,300)
Total Liabilities and Stockholders' Deficit

Balance Sheets (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common Stock, authorized	1,000,000,000	1,000,000,000
Common Stock, issued	75,918,825	13,918,825
Common Stock, outstanding	75,918,825	13,918,825

Statements of Operations (Unaudited) (USD $)	3 Months Ended		79 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
Revenue
Expenses
Consulting fees - related party	12,000	12,000	382,080
Professional fees	7,091		219,018
General and administrative	2,529	902	480,188
Total Operating Expenses	21,620	12,902	1,081,286
Loss from Operations	(21,620)	(12,902)	(1,081,286)
Other Income (Expense):
Forgiveness of debt	15,640		15,640
Foreign currency loss	(601)		(601)
Interest expense, net	(9,943)	(9,833)	(49,823)
Total Other Income (Expense)	5,096	(9,983)	(34,784)
Net Loss from Continuing Operations	(16,524)	(22,735)	(1,253,374)
Net Loss on Sale of Subsidiary			(1,018,001)
Loss Before Discontinued Operations	(16,524)	(22,735)	(2,271,375)
Discontinued Operations			(3,055,354)
Net Loss	$ (16,524)	$ (22,735)	$ (5,326,729)
Net Loss Per Share - Basic and Diluted		$ (0.02)
Weighted Average Number of Shares Outstanding	14,600,000	919,000

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating Activities
Net loss	$ (16,524)	$ (22,735)
Gain on settlement of debt	(15,640)
Foreign currency loss	601
Change in operating assets and liabilities
Increase (decrease) in accounts payable	(10,498)	902
Increase in accrued expenses	27,746	12,000
Net Cash Used in Operating Activities	(14,315)	(9,833)
Net Cash to Investing Activities
Financing Activities
Increase in notes payable	14,315	9,833
Net Cash Provided by Financing Activities	14,315	21,833
Increase in Cash
Cash - Beginning of Period
Cash - End of Period
Supplemental Disclosures:
Interest paid
Income taxes paid
Settlement of debt with shares	$ 124,000

Nature of Operations, Continuance of Business and Presentation	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Nature of Operations, Continuance of Business and Presentation
1.	Nature of Operations, Continuance of Business and Presentation

The Company was incorporated in the State of Nevada on August 23, 2005 under the name Jackson Ventures, Inc. The Company's initial operations included the acquisition and exploration of mineral resources. Management changed its primary business to that of developing and operating a proprietary, digital media network service in the transportation segment of the outdoor advertising market in China. This business ceased operations on December 1, 2008 and its business was wound-up. Since December 1, 2008 the Company has no operations. At the present time, the Company is focusing on obtaining sufficient financing to be able to recommence operations in the social networking, digital media and mobile communications area.

On July 8, 2011 the Company completed a reverse stock split on a one new share for seventy old shares basis. As a result of the reverse split, the Company’s issued shares were 918,825 and its authorized share capital decreased from 1,025,000,000 shares of common stock to 14,642,857 shares. On July 27, 2011, the Board of Directors approved an amendment to its articles of incorporation to increase the number of our authorized common stock to 1,000,000,000 shares which became effective March 13, 2012 and on March 31, 2012 the Company issued 40,000,000 shares at $0.002 per share to settle $80,000 owing to its sole director and Chief Executive Officer and issued 22,000,000 shares at $0.002 per share to settle $44,000 of accrued expenses.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company had not generated revenues since inception and currently has no revenue generating operations. The Company has not paid dividends, and is unlikely to pay dividends in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the ability of the Company to obtain equity financing and secure new business operations. As at March 31, 2012, the Company had no assets and total debt of $721,755. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Reclassification

Certain reclassifications have been made to make 2011 amounts conform to 2012 classifications for comparative purposes.

Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Recent Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company's present or future financial statements.

International Financial Reporting Standards

In November 2008, the Securities and Exchange Commission (“SEC”) issued for comment a proposed roadmap regarding potential use of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. Under the proposed roadmap, the Company would be required to prepare financial statements in accordance with IFRS in fiscal year 2014, including comparative information also prepared under IFRS for fiscal 2013 and 2012. The Company is currently assessing the potential impact of IFRS on its financial statements and will continue to follow the proposed roadmap for future developments.

Due to Related Party	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Due to Related Party
3.	Due to Related Party

The Company’s sole director, President and Chief Executive Officer is owed $4,000 per month for services rendered. Total amounts owing at December 31, 2011 was $103,000. The Company has charged $12,000 (2011 - $12,000) to operations. On March 31, 2012 the Company settled $80,000 of amounts owing by issuing 40,000,000 shares at $0.002 per share. As at March 31, 2012 a total of $35,000 was owed. This amount is unsecured, non-interest bearing and due on demand.

Notes Payable	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Notes Payable
4.	Notes Payable

The Company was loaned $332,332 by family members of two former senior officers and directors of the Company. This loan was purchased by a non-related party during 2011. These loans are unsecured; bear interest at 12% per annum and due on demand. As at March 31, 2012 there was accrued interest of $158,554. This non-related party also purchased $30,400 of non-interest bearing debt owing to the former Chief Executive Officer and has paid certain expenses of the Company and has charged fees for services totaling $57,907 which is non-interest bearing, unsecured and due on demand.

Common Stock	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Common Stock
5.	Common Stock

On March 31, 2012 the Company issued 40,000,000 shares at $0.002 per share to settle $80,000 owing to its sole director, President and Chief Executive Officer and issued 22,000,000 shares at $0.002 per share to settle $44,000 of accrued expenses.